Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 27,434	$ 2,149
Accounts receivable, net of allowance for credit losses of $118 and $128, respectively	439	999
Contract assets	275	111
Other current assets	672	80
Total current assets	28,820	3,339
Property, plant and equipment, net	128	55
Intangible assets, net	73	153
Finance lease right-of-use assets	11	14
Operating lease right-of-use assets	269	387
Goodwill	182	182
Other non-current assets	140
Total assets	29,623	4,130
Current liabilities:
Accounts payable	1,113	174
Accrued payroll	774	519
Contract liabilities	150
Finance lease liabilities, current	3	3
Operating lease liabilities, current	125	116
Other current liabilities	101	112
Total current liabilities	2,266	924
Finance lease liabilities, net of current portion	9	12
Operating lease liabilities, net of current portion	152	277
Total liabilities	2,427	1,213
Stockholders’ Equity
Common stock, value	6	4
Additional paid-in capital	59,456	29,958
Accumulated deficit	(32,503)	(27,167)
Accumulated other comprehensive income	237	122
Total stockholders’ equity	27,196	2,917
Total liabilities and stockholders’ equity	29,623	4,130
Series A Convertible Preferred Stock
Stockholders’ Equity
Preferred stock, value
Series A Prime Convertible Preferred Stock
Stockholders’ Equity
Preferred stock, value